Intangible assets - Paragraph (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020
DisclosureOfIntangibleAssetsLineItems
Additional accrual related license agreement		$ 60,000
Technology-based intangible assets [member]
DisclosureOfIntangibleAssetsLineItems
License agreement on milestone payment	$ 35,000
Additional option to extend agreement term	10 years
Capitalized intangible assets		35,000
Additional consideration		320,000
Amount to be transferred upon each regulatory approval of a product		250,000
Technology-based intangible assets [member] | SSI
DisclosureOfIntangibleAssetsLineItems
Capitalized intangible assets		$ 60,000